Spin-Off of Business (Book Value of Assets and Liabilities Presented and Disclosed as Discontinued Operations) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 13, 2014
Discontinued Operations [Line Items]
Cash	$ 15,987	$ 7,849	$ 8,560
Total assets	44,293
Current liabilities	15,344
Total liabilities	12,828
O V S [Member]
Discontinued Operations [Line Items]
Cash	15,987			19,159
Other current assets	10,130			12,479
Property and equipment	21,065			22,985
Intangibles	11,673			10,337
Goodwill	3,833			3,833
Deferred tax asset (including current portion)	8,579
Other assets	876			989
Total assets	72,143			69,782
Current liabilities	15,356			13,008
Long term debt (including current portion)	4,306			4,680
Deferred tax liability (including current portion)				5,490
Other liabilities	8,510			14,765
Total liabilities	28,172			37,943
Net book value of assets	$ 43,971			$ 31,839